Significant Accounting Policies - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) Anniversaries	Dec. 31, 2018 USD ($) Anniversaries		Dec. 31, 2017 USD ($) Anniversaries		Dec. 31, 2016 USD ($)
Disclosure of significant accounting policies [line items]
Allowance for expected credit loss		$ 116	$ 119		$ 109		$ 106
Share-based compensation		$ 32	$ 35		43
Decrease in debt					301
Increase (decrease) through conversion of convertible instruments					$ 319
Minimum equity interest for significant influence		20.00%
Number of customers | Anniversaries		0	0		0
Revenues		$ 13,130	$ 13,531	[1]	$ 12,926	[1]
Increase decrease in financing obligations connected with leases		220	229		317
Emission Rights [Member]
Disclosure of significant accounting policies [line items]
Revenues		$ 0	0		0
Increase Decrease Due To Application Of IFRS9 [Member]
Disclosure of significant accounting policies [line items]
Allowance for expected credit loss	$ 138
Expected credit loss net of deferred tax recognised in retained Earnings	29
Deferred tax effect	8
Deferred tax assets allowances for credit losses	$ 762
Previously stated [member]
Disclosure of significant accounting policies [line items]
Allowance for expected credit loss					109
Deferred tax assets allowances for credit losses					754
Revenues			13,531		12,926
Computer software [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		5 years
Extraction rights [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		83 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		3 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		20 years
Mobile equipment [member]
Disclosure of significant accounting policies [line items]
Carrying amount of assets acquired through capital lease		$ 222	287		327
Equity Reserve [member]
Disclosure of significant accounting policies [line items]
Increase (decrease) through conversion of convertible instruments					74
Additional paid-in capital [member]
Disclosure of significant accounting policies [line items]
Capitalization of retained earnings					506
Share-based compensation		17	$ 34		42
Increase (decrease) through conversion of convertible instruments		$ 151			$ 393

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.